Trade and other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables.
Trade payables	$ 280,633	$ 245,557
Gross-to-net accruals	84,236	55,788	$ 19,478
Short-term employee benefits	106,708	95,104
Other	8,252	17,564
Total trade and other payables	$ 479,829	$ 414,013